Consolidated Statements Of Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 96,668	$ 119,507	$ 137,663
Cost of revenues	(88,453)	(102,670)	(106,367)
Gross profit	8,215	16,837	31,296
Operating expenses:
Research and development (including share-based compensation expenses $355, $393 and $238 for the years ended December 31, 2012, 2013 and 2014, respectively)	(7,174)	(8,285)	(9,343)
Selling and marketing (including share-based compensation expenses $198, $220 and $133 for the years ended December 31, 2012, 2013 and 2014, respectively)	(9,265)	(2,535)	(12,328)
General and administrative (including share-based compensation expenses $617, $633 and $382 for the years ended December 31, 2012, 2013 and 2014, respectively)	(7,842)	(6,322)	(5,594)
Impairment of goodwill		(1,242)
Impairment of long-lived assets	(2,910)	(3,625)	(3,833)
Total operating expenses	(27,191)	(22,009)	(31,098)
Government subsidy income	761	357	232
Other operating income	2,612	2,121	1,124
Income (loss) from operations	(15,603)	(2,694)	1,554
Interest expense	(503)	(115)
Interest income	1,684	1,888	2,032
Other income, net	2	246	354
Change in fair value of put option	(210)	(150)	(150)
Income (loss) before income taxes	(14,630)	(825)	3,790
Income tax expenses	(438)	(2,146)	(5,635)
Net loss	(15,068)	(2,971)	(1,845)
Less: Net income (loss) attributable to noncontrolling interests	(1,637)	(501)	1,449
Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited	(13,431)	(2,470)	(3,294)
Net loss per share attributable to China Techfaith Wireless Communication Technology Limited:
Basic	$ (0.02)	$ 0.00	$ 0.00
Diluted	$ (0.02)	$ 0.00	$ 0.00
Weighted average shares used in computation:
Basic	794,003,193	794,003,193	794,003,193
Diluted	794,003,193	794,003,193	794,003,193
Other comprehensive income (loss), net of tax Foreign currency translation adjustment	(8,614)	9,892	3,525
Comprehensive income (loss)	(23,682)	6,921	1,680
Less: Comprehensive income (loss) attributable to noncontrolling interests	(2,478)	372	1,749
Comprehensive (loss) income attributable to China Techfaith Wireless Communication Technology Limited:	(21,204)	6,549	(69)
ODP
Revenues	79,820	79,661	57,803
Cost of revenues	(72,056)	(70,989)	(53,971)
Brand name phone sales
Revenues	16,188	32,203	50,266
Cost of revenues	(16,336)	(25,374)	(34,250)
Operating expenses:
Impairment of goodwill		(1,242)
Game
Revenues	660	7,643	29,594
Cost of revenues	$ (61)	$ (6,307)	$ (18,146)